Document And Entity Information	12 Months Ended
Mar. 31, 2025
Document Information Line Items
Entity Central Index Key	0001985062
Amendment Description	Amendment No. 2
Document Type	F-1/A
Entity Registrant Name	Psyence Biomedical Ltd.
Entity Incorporation, State or Country Code	A6
Entity Address, Country	CA
Entity Address, Address Line One	121 Richmond Street West
Entity Address, Address Line Two	Penthouse Suite 1300
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5H 2K1
City Area Code	+ 1 (416)
Local Phone Number	346-7764
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Business Contact
Document Information Line Items
Entity Address, Address Line One	850 Library Ave.
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	(302)
Local Phone Number	738-6680
Contact Personnel Name	Puglisi & Associates